UNITED STATES
                                        SECURITIES AND EXCHANGE COMMISSION
                                               Washington, DC 20549

                                                     Form 13F

                                                Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007
                                               -------------

Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

        This Amendment (Check only one): |_| is a restatement
                                         |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Starwood Capital Group Management, L.L.C.
Address:  591 West Putnam Avenue
          Greenwich, CT 06830

Form 13F File Number:  028-12188
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ellis F. Rinaldi
Title: Chief Compliance Officer, Executive Vice President and Co-General Counsel
Phone: 203-422-7773

Signature, Place and Date of Signing:

  /s/ Ellis  F. Rinaldi               Greenwich, CT            August 14, 2007
----------------------------     ----------------------     ------------------
        [Signature]                  [City, State]                 [Date]

Report Type (Check only one):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Mangers Reporting for this Manager:

Form 13F File Number         Name

028-12189                    Starwood Real Estate Securities, LLC
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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      0
                                                -------------------

Form 13F Information Table Entry Total:                 2
                                                -------------------

Form 13F Information Table Value Total:              $11,986
                                                -------------------

                                                 (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

           None


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
                                              STARWOOD CAPITAL GROUP MANAGEMENT, L.L.C.
                                                              FORM 13F
                                                     Quarter Ended June 30, 2007

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                      CLASS               VALUE     SHRS OR PRN   SH/  PUT/   INVESTMENT    OTHER MANAGERS      VOTING AUTHORITY
                      ------              ------    ------------  ---  ----   ----------    --------------      ----------------
NAME OF ISSUER        TITLE      CUSIP   (X$1,000)       AMT      PRN  CALL   DISCRETION                       SOLE   SHARED   NONE
--------------        -----      -----   ---------       ---      ---  ----   ----------                       ----   ------   ----
------------------------------------------------------------------------------------------------------------------------------------
ISTAR FINL INC        COM    45031U101       $354         7,996   SH          SOLE                            7,996
------------------------------------------------------------------------------------------------------------------------------------
RIVIERA HLDGS CORP    COM    769627100    $11,632       319,995   SH          SOLE                          319,995
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